LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.91%
Australia–1.77%
Aristocrat Leisure Ltd.	303,761	$9,655,123
Lottery Corp. Ltd.	727,384	2,716,451
Northern Star Resources Ltd.	525,909	7,645,032
WiseTech Global Ltd.	172,089	4,643,058
		24,659,664
Brazil–1.45%
B3 SA - Brasil Bolsa Balcao	2,384,300	8,469,573
Banco BTG Pactual SA	414,722	4,529,248
TOTVS SA	576,300	3,897,369
XP, Inc. Class A	172,263	3,279,888
		20,176,078
Canada–10.11%
Agnico Eagle Mines Ltd.	240,300	48,776,875
Element Fleet Management Corp.	1,052,976	22,836,810
Franco-Nevada Corp.	164,409	40,709,281
RB Global, Inc.	293,450	28,142,595
		140,465,561
China–1.43%
Alibaba Group Holding Ltd.	236,200	3,702,313
Kingsoft Corp. Ltd.	343,600	1,001,119
Tencent Holdings Ltd.	240,400	15,162,590
		19,866,022
Denmark–0.57%
Novo Nordisk AS Class B	215,674	7,892,474
		7,892,474
France–12.63%
Air Liquide SA	160,979	33,274,118
Capgemini SE	163,593	19,303,718
Dassault Systemes SE	825,997	16,721,689
EssilorLuxottica SA	29,834	6,952,072
LVMH Moet Hennessy Louis Vuitton SE	54,150	29,601,062
Pernod Ricard SA	115,225	8,568,346
Schneider Electric SE	209,018	56,932,664
Sodexo SA	82,392	4,229,350
		175,583,019
Germany–10.28%
Deutsche Boerse AG	112,613	32,989,455
GEA Group AG	380,517	27,289,798
Merck KGaA	67,754	8,608,400
SAP SE	287,484	49,011,012
Symrise AG	206,905	17,667,975
†Zalando SE	297,458	7,267,120
		142,833,760
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.07%
AIA Group Ltd.	4,965,400	$55,172,160
China Resources Gas Group Ltd.	559,700	1,363,808
		56,535,968
India–1.07%
HDFC Bank Ltd. ADR	285,444	7,101,847
ICICI Bank Ltd. ADR	76,576	1,983,318
Reliance Industries Ltd.	259,630	3,733,885
UPL Ltd.	332,074	2,014,342
		14,833,392
Ireland–2.04%
Experian PLC	423,569	14,653,155
†James Hardie Industries PLC CDI	448,686	8,274,106
Kingspan Group PLC	62,993	5,386,524
		28,313,785
Japan–9.92%
Daiichi Sankyo Co. Ltd.	735,900	13,165,739
Hitachi Ltd.	885,700	25,982,442
LY Corp.	2,294,900	5,533,306
Nitori Holdings Co. Ltd.	570,800	9,068,591
Nomura Research Institute Ltd.	434,300	11,885,763
Obic Co. Ltd.	393,500	9,550,814
Oracle Corp. Japan	94,100	5,103,297
Pan Pacific International Holdings Corp.	1,446,000	8,820,960
Resonac Holdings Corp.	443,200	28,845,106
Sugi Holdings Co. Ltd.	316,400	6,967,161
Terumo Corp.	960,300	12,901,390
		137,824,569
Luxembourg–1.14%
Tenaris SA	540,178	15,790,654
		15,790,654
Macau–0.43%
Sands China Ltd.	2,802,800	5,973,710
		5,973,710
Mexico–0.40%
Grupo Financiero Banorte SAB de CV Class O	507,794	5,622,764
		5,622,764
Netherlands–5.38%
Akzo Nobel NV	113,590	6,529,755
ASML Holding NV	17,507	23,280,038
Heineken NV	423,155	32,548,375
Qiagen NV	307,780	12,468,084
		74,826,252
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.70%
Credicorp Ltd.	28,695	$9,732,770
		9,732,770
Republic of Korea–0.45%
Amorepacific Corp.	27,016	2,490,477
NAVER Corp.	27,373	3,726,791
		6,217,268
Singapore–2.70%
DBS Group Holdings Ltd.	843,660	37,542,970
		37,542,970
Spain–1.90%
Amadeus IT Group SA	460,911	26,355,227
		26,355,227
Sweden–3.14%
Assa Abloy AB Class B	884,953	31,989,163
Atlas Copco AB Class A	663,047	11,700,673
		43,689,836
Switzerland–9.13%
†Glencore PLC	1,744,258	13,210,789
Nestle SA	501,756	49,217,749
Novartis AG	158,554	24,337,138
Roche Holding AG	63,108	25,185,825
Sika AG	39,953	6,612,949
Sonova Holding AG	36,304	8,277,800
		126,842,250
Taiwan–3.00%
Delta Electronics, Inc.	186,000	8,386,804
Taiwan Semiconductor Manufacturing Co. Ltd.	577,000	33,370,521
		41,757,325
Thailand–0.21%
Kasikornbank PCL	510,400	2,977,840
		2,977,840
United Kingdom–11.24%
AstraZeneca PLC	227,420	44,469,695
†Burberry Group PLC	325,652	4,764,975
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group PLC	520,073	$14,510,511
Diageo PLC	644,876	11,992,897
Haleon PLC	2,887,923	14,292,313
London Stock Exchange Group PLC	103,457	12,217,001
Reckitt Benckiser Group PLC	334,128	22,466,880
Rolls-Royce Holdings PLC	2,073,477	31,501,147
		156,215,419
United States–3.56%
†Flutter Entertainment PLC	99,142	10,107,527
Linde PLC	79,396	39,361,361
		49,468,888
Uruguay–0.19%
†MercadoLibre, Inc.	1,508	2,607,362
		2,607,362
Total Common Stock (Cost $919,938,972)		1,374,604,827

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	783	783
Total Money Market Fund (Cost $783)		783

	Principal Amount°
SHORT-TERM INVESTMENT–0.54%
AGENCY OBLIGATIONS–0.54%
≠Federal Home Loan Mortgage Corp. Discount Notes 3.55% 4/1/26	7,493,000	7,493,000
		7,493,000
Total Short-Term Investment (Cost $7,493,000)		7,493,000

TOTAL INVESTMENTS–99.45% (Cost $927,432,755)	1,382,098,610
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	7,611,857
NET ASSETS APPLICABLE TO 68,518,246 SHARES OUTSTANDING–100.00%	$1,389,710,467

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
LVIP MFS International Growth Fund–3